Discontinued Operations (Cash Flow Information of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities	$ 9,341		$ 3,422	$ 1,062
Net cash provided by/(used in) discontinued investing activities	(10,808)		(718)	(954)
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member]
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities	9,341	[1]	3,422	1,062
Net cash provided by/(used in) discontinued investing activities	(10,808)	[1]	(718)	(954)
Net cash provided by/(used in) discontinued financing activities	$ 0	[1]	$ 0	$ 0

[1]	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.